Note Borrowings (Notes payable) (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Junior subordinated debt
Debt Instrument
Senior Debt Maturity Year	2033
Notes Payable Maturity Year Range Start	2034
Debt issuance costs line of credit arrangements net	$ 423	$ 449
Maximum | Junior subordinated debt
Debt Instrument
Interest Rate Percentage	6.70%
Minimum | Junior subordinated debt
Debt Instrument
Interest Rate Percentage	6.125%
Advances with FHLB with maturities ranging from 2019 Through 2029
Debt Instrument
Notes Payable Maturity Year Range Start	2019
Notes Payable Maturity Year Range End	2029
Debt Instrument Frequency Of Periodic Payment	monthly
Advances with FHLB with maturities ranging from 2019 Through 2029 | Maximum
Debt Instrument
Advances with the FHLB, interest rate	4.19%	4.19%
Advances with FHLB with maturities ranging from 2019 Through 2029 | Minimum
Debt Instrument
Advances with the FHLB, interest rate	0.95%	0.84%
Floating Rate over the 1 month LIBOR with maturities on 2019
Debt Instrument
Advances with the FHLB, interest rate	0.34%
Notes Payable Maturity Year Range End	2019
Debt Instrument Frequency Of Periodic Payment	monthly
Floating Rate over the 1 month LIBOR with maturities on 2019 | Maximum
Debt Instrument
Advances with the FHLB, interest rate		0.34%
Floating Rate over the 1 month LIBOR with maturities on 2019 | Minimum
Debt Instrument
Advances with the FHLB, interest rate		0.22%
Floating rate over the 3 month LIBOR with maturities on 2019
Debt Instrument
Notes Payable Maturity Year Range End	2019
Debt Instrument Frequency Of Periodic Payment	Quarterly
Floating rate over the 3 month LIBOR with maturities on 2019 | Maximum
Debt Instrument
Advances with the FHLB, interest rate	0.24%	0.24%
Floating rate over the 3 month LIBOR with maturities on 2019 | Minimum
Debt Instrument
Advances with the FHLB, interest rate	0.12%	0.09%
Fixed Rate with maturities on 2023 paying interest semiannually | Unsecured senior debt
Debt Instrument
Interest Rate Percentage	6.125%	7.00%
Senior Debt Maturity Year	2023
Debt issuance costs line of credit arrangements net	$ 5,961	$ 3,127
Debt Instrument Frequency Of Periodic Payment	Semi-annually